Consolidated Statements of Shareholders' Deficits - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Balance at May. 31, 2018	$ 6,656	$ 4,343		$ (10,999)
Balance, shares at May. 31, 2018	6,656,062
Common stock issued	$ 17,700				17,700
Common stock issued, shares	17,700,000
Net Loss				(31,912)	(31,912)
Accumulated other comprehensive income
Balance at May. 31, 2019	$ 24,356	4,343		(42,911)	(14,212)
Balance, shares at May. 31, 2019	24,356,062
1 for 200 reverse stock split	$ (24,234)	24,234
1 for 200 reverse stock split, shares	(24,233,845)
Preferred Stock issued and converted to common stock	$ 100,000	(90,000)			10,000
Preferred Stock issued and converted to common stock, shares	100,000,000
Common stock issued	$ 1,365	4,093,088			4,094,453
Common stock issued, shares	1,364,800
Acquisition of subsidiary		(4,031,665)		(12,788)	(4,044,453)
Net Loss				(682,466)	(682,466)
Accumulated other comprehensive income			7,215		7,215
Balance at May. 31, 2020	$ 101,487		$ 7,215	$ (738,165)	$ (629,463)
Balance, shares at May. 31, 2020	101,487,017